Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment Net	Property, plant and equipment, net consisted of the following:
	As of December 31,
	2023	2022
Buildings	$7,135,962	$9,165,874
Machinery equipment and tools	5,545,278	5,158,903
Electronic devices	98,839	104,020
Office equipment	21,645	21,829
Vehicles	315,714	387,780
Construction in progress	1,084,596	1,057,565
Subtotal	14,202,034	15,895,971
Less: accumulated depreciation	(3,449,289)	(3,595,480)
Total	$10,752,745	$12,300,491